Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2015
Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts

SCHEDULE II

VALUATION AND QUALIFYING ACCOUNTS

FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

Valuation Allowance on Deferred Tax Assets	Balance Beginning of Period	Additions (Deductions) Charged to (from) Income Tax Expense	Other Changes to Valuation Allowance	Balance End of Period
2015	$(13,773,409)	(1,551,029)	-	$(15,324,438)
2014	$(9,521,260)	(4,252,149)	-	$(13,773,409)